FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Measurements, Nonrecurring [Member], Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans Collateral Dependent [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value at the end of the period	$ 1,184	$ 2,214
Fair Value Measurements, Valuation Techniques	Market comparable properties	Market comparable properties
Fair Value Measurements Unobservable Input	Marketability discount	Marketability discount
Impaired Loans Collateral Dependent [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	5.00%	5.00%
Impaired Loans Collateral Dependent [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	10.00%	10.00%
Impaired Loans Collateral Dependent [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)	7.00%	7.00%
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value at the end of the period		$ 208
Fair Value Measurements, Valuation Techniques		Market comparable properties
Fair Value Measurements Unobservable Input		Marketability discount
Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)		5.00%
Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)		10.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Marketability discount (as a percent)		7.00%